Summary of Significant Accounting Policies - Long-lived assets, Goodwill, Segment information and Income taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Long-Lived Assets
Impairment charges incurred	$ 0	$ 0
Goodwill
Reporting unit | item	1
Goodwill impairment	$ 0
Income Taxes
Current income tax	0
Deferred income tax	0
Tax uncertainties	$ 0